OTHER LIABILITIES - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 1,317	£ 1,475
Total other liabilities	19,090	19,947
Settlement balances
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances	1,125	541
Unitholders’ interest in consolidated Open-Ended Investment Companies
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unitholders’ interest in consolidated Open-Ended Investment Companies	10,413	12,080
Unallocated surplus within insurance businesses
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Unallocated surplus within insurance businesses	248	308
Other creditors and accruals
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 5,987	£ 5,543